UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07763

LITMAN GREGORY FUNDS TRUST

(Exact name of registrant as specified in charter)

1676 N. California Blvd., Suite 500

Walnut Creek, CA 94596

(Address of principal executive offices)(Zip code)

Jeremy L. DeGroot

1676 N. California Blvd., Suite 500

Walnut Creek, CA 94596

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (925) 254-8999

Date of fiscal year end: December 31

Date of reporting period: July 1, 2020 through June 30, 2021

Item 1. Proxy Voting Record.

Explanatory Note: This amended Form N-PX is being filed to update the Form N-PX originally filed with the U.S. Securities and Exchange Commission on August 16, 2021 (Accession Number: 0001193125-21-247291) in order to include a proxy voting record for one issuer held by the PartnerSelect Alternative Strategies Fund during the reporting period that was inadvertently omitted from the original filing.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2020 TO JUNE 30, 2021

PartnerSelect Alternative Strategies Fund

Company Name	Meeting Date	Ticker	Security ID	Agenda Item Number	Agenda Item Description	Management or Shareholder Proposal	Management Recommendation	Fund Vote
Stoneway Capital Corp.	20201230	NA	C86155AA3	1	Secured Noteholders Arrangement Resolution.	MGMT	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LITMAN GREGORY FUNDS TRUST

By:	/s/ Jeremy L. DeGroot
Jeremy L. DeGroot
President (principal executive officer)

Date:	August 23, 2021